Fixed and Pledged Deposits	12 Months Ended
Dec. 31, 2023
Fixed And Pledged Deposits [Abstract]
Fixed and Pledged Deposits
8	FIXED AND PLEDGED DEPOSITS

	December 31, 2023	December 31, 2022
	S$’000	S$’000
Fixed deposits	—	6,551
Pledged deposits	597	584

	597	7,135

Analyzed as:
Current	—	6,551
Non-current	597	584

	597	7,135

In 2022, fixed deposits bore interest at an effective interest rate of 1.65% to 1.80% per annum and for tenure ranging from 180 days to 365 days.
The pledged deposits
rel
ate to deposits pla
ce
d to comply with the local regulations of subsidiaries. Pledged deposits approximate fair valu
e at th
e end of reporting period.